Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

6. Property, Plant and Equipment

(IN MILLIONS)	December 31, 2012	December 31, 2011
Land and buildings	$341	$359
Information and communication equipment	839	771
Furniture, equipment and other	127	160
	1,307	1,290
Less accumulated depreciation and amortization	(747)	(681)
	$560	$609

Depreciation and amortization expense from continuing operations related to property, plant and equipment was $182 million, $171 million and $167 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The above amounts include amortization expense on assets under capital leases and other financing obligations of $7 million in each of the years ended December 31, 2012, 2011 and 2010, respectively. The net book value of assets under capital leases and other financing obligations was $139 million and $144 million as of December 31, 2012 and 2011, respectively. Capital leases and other financing obligations are comprised primarily of buildings.